SHARE-BASED COMPENSATION - Stock options activity (Details) ¥ / shares in Units, ¥ in Thousands							1 Months Ended		12 Months Ended
	May 20, 2020 $ / shares shares	May 20, 2020 ¥ / shares shares	Nov. 20, 2018 $ / shares shares	Nov. 20, 2018 ¥ / shares shares	May 20, 2018 $ / shares shares	May 20, 2018 ¥ / shares shares	Aug. 31, 2020 shares	May 31, 2018 shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2020 CNY (¥) shares
Share-based compensation arrangement by share-based payment award
Weighted-average grant date fair value per option | ¥ / shares		¥ 32.02		¥ 60.77		¥ 48.64
Fair value assumptions
Average risk-free rate of interest												3.18%
Dividend yield												0.00%
Time to maturity												10 years
Exercise price | $ / shares												$ 0.00001
Number of options
Options outstanding at beginning (in shares)										18,032,970
Options granted (in shares)	3,514	3,514	690,023	690,023	24,627,493	24,627,493				3,514
Options forfeited (in shares)										(145,759)
Options exercised (in shares)										(10,279,338)
Options outstanding at ending (in shares)										7,611,387	18,032,970
Options exercisable (in shares)													3,639,244
Options vested or expected to be vested (in shares)													7,611,387
Weighted Average Exercise Price
Options outstanding at beginning (per share) | $ / shares									$ 0.00001
Options granted (per share) | $ / shares	$ 0.00001		$ 0.00001		$ 0.00001				0.00001
Options forfeited (per share) | $ / shares									0.00001
Options exercised (per share) | $ / shares									0.00001
Options outstanding at ending (per share) | $ / shares									0.00001
Options exercisable (per share) | $ / shares									0.00001
Options vested or expected to be vested (per share) | $ / shares									$ 0.00001
Weighted Average Remaining Contract Life Years
Options granted (in years)										8 years 9 months 14 days
Options forfeited (in years)										5 years 9 months 29 days
Options exercised (in years)										5 years 9 months
Options outstanding at ending (in years)										6 years 2 months 12 days	6 years 10 months 28 days
Options exercisable (in years)										5 years 11 months 26 days
Options vested or expected to be vested (in years)										6 years 2 months 12 days
Aggregate Intrinsic Value
Options outstanding at beginning | ¥										¥ 613,301
Options granted | ¥													¥ 135
Options exercised | ¥										(395,343)
Options outstanding at ending | ¥										¥ 292,734	¥ 613,301
Options exercisable | ¥													139,965
Options vested or expected to be vested | ¥													292,734
Stock options | Maximum
Share-based compensation arrangement by share-based payment award
Vesting period (in years)	4 years	4 years	4 years	4 years	4 years	4 years
Unvested awards granted to employees | Employees
Share-based compensation arrangement by share-based payment award
Vesting period (in years)										60 years
Aggregate Intrinsic Value
Unrecognized compensation cost | ¥													¥ 89,369
2018 plan | Stock options
Share-based compensation arrangement by share-based payment award
Number of shares available for grant								25,336,096
Percentage of annual increase in shares								1.00%
Expiry period (in years)								10 years
2019 Plan | Stock options
Share-based compensation arrangement by share-based payment award
Number of shares available for grant							17,547,567
Percentage of annual increase in shares							1.00%
Expiry period (in years)							10 years